SUPPLEMENT DATED FEBRUARY 8, 2019 TO THE FOLLOWING

PROSPECTUSES, DATED MAY 1, 2018, AS AMENDED, FOR

NYLIAC CorpExec Accumulator Variable Universal Life (CEAVUL)	Corporate Executive Series Variable Universal Life (CorpExec VUL VI)
Corporate Executive Series Variable Universal Life (CorpExec VUL II-V)

INVESTING IN

NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable universal life policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

As applicable to your Prospectus, the purpose of this supplement is to note the following: (1) merger of the MainStay VP Epoch U.S. Small Cap Portfolio into the MainStay VP MacKay Small Cap Core Portfolio (the “Merger”); (2) reorganization between the Neuberger Berman Advisers Management Trust (“AMT”) Large Cap Value Portfolio and the Neuberger Berman AMT Sustainable Equity Portfolio pursuant to which the Large Cap Value Portfolio would be reorganized on a tax-free basis with and into the Sustainable Equity Portfolio (the “Reorganization”); and (3) subadviser name change to MainStay VP Mellon Natural Resources Portfolio.

With respect to the CorpExec VUL II-V Prospectus only, this supplement also amends the “Policy Payment Information” section.

Keeping these purposes in mind, please note the following:

I.	Proposed Merger of MainStay VP Epoch U.S. Small Cap Portfolio

At a meeting held on December 10-12, 2018, the Board of Trustees of the MainStay VP Funds Trust (the “Board”) approved the Merger of the MainStay VP Epoch U.S. Small Cap Portfolio (the “Acquired Portfolio”) into the MainStay VP MacKay Small Cap Core Portfolio (the “Acquiring Portfolio”), followed by the complete liquidation of the Acquired Portfolio. Shareholder approval is required for the Merger to take place. If shareholder approval is obtained on or about April 22, 2019, the effective date established for the Merger is expected to be on or about May 1, 2019 (the “Merger Date”).

Proposed Merger
Acquired Portfolio	Acquiring Portfolio

MainStay VP Epoch U.S. Small Cap Portfolio	MainStay VP MacKay Small Cap Core Portfolio

As a result of the Merger, the Acquiring Portfolio will be available as an Investment Division under your policy on the Merger Date.

On the Merger Date, your Prospectus will be revised as follows:

1.	All references to the Acquired Portfolio will be replaced with the Acquiring Portfolio.

2.	The entry in the table entitled Funds and Eligible Portfolios for the Acquired Portfolio will be deleted.

Information regarding the Acquiring Portfolio, including the investment objective, policies, risks and fees and expenses, is contained in the Acquiring Portfolio’s prospectus included with this supplement.

Policyowners with Accumulation Unit Value Allocated to the Acquired Portfolio:

Unless you take action before the Merger Date (see “Prior to the Merger Date” and “After the Merger Date” below), on the Merger Date, any accumulation unit value you have allocated to the Acquired Portfolio will be transferred to the Acquiring Portfolio.

Prior to the Merger Date.  For forty-five (45) days before the Merger Date, if you have allocations to the Acquired Portfolio, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the accumulation unit value of the Investment Division for the Acquired Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Acquired Portfolio to other investment options that we currently offer.

Until the Merger Date, we will continue to process automatic transactions (such as dollar cost averaging and automatic asset rebalancing) involving the Acquired Portfolio, unless you provide us with alternate allocation instructions. Also note that the Acquired Portfolio will not accept new premium payment allocations or transfers as of the Merger Date.

On the Merger Date.  Any of your allocations that remain in the Acquired Portfolio will be redeemed. Those redemptions will then be used to purchase accumulation units in the Investment Division for the Acquiring Portfolio. All policyowners affected by the Merger will receive written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the Merger will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your accumulation unit value immediately prior to the Merger Date will be equal to your accumulation unit value immediately after the Merger Date; however, the number of units you receive in the Investment Division for the Acquiring Portfolio may be different from the number of units in the Investment Division for the Acquired Portfolio.

After the Merger Date.  Immediately following the Merger Date, the Acquired Portfolio will no longer be available as an investment option under the policies. In addition, for the sixty (60) days following the Merger Date, you may transfer all or a portion of your accumulation unit value out of the Investment Division for the Acquiring Portfolio to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the accumulation unit value of the Investment Division for the Acquiring Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Acquiring Portfolio to other investment options that we currently offer.

We will also continue to process automatic transactions (such as dollar cost averaging and automatic asset rebalancing) after the Merger Date, except that allocations previously processed to or from the Acquired Portfolio will be processed to or from the Acquiring Portfolio.

II.	Reorganization of Neuberger Berman AMT Large Cap Value Portfolio with and into Neuberger Berman AMT Sustainable Equity Portfolio

At a meeting held on December 13, 2018, the Board of Trustees of Neuberger Berman Advisers Management Trust approved a Plan of Reorganization and Dissolution (the “Plan”) as of on or about April 30, 2019 (the “Reorganization Date”). As a result of the Reorganization, on the Reorganization Date, policyowners that have allocated cash value to the Large Cap Value Portfolio (the “Merging Fund”) will transfer all of its assets to the Sustainable Equity Portfolio (the “Surviving Fund”) in exchange for shares of the Surviving Fund. In addition to the Reorganization of the Merging Fund, the Board of Trustees also approved a separate reorganization of Neuberger Berman AMT Guardian Portfolio with and into the Surviving Fund.

Under the Plan, the Reorganization will involve the transfer of all of the assets of the Merging Fund to the Surviving Fund in exchange for Surviving Fund shares having an aggregate net asset value equal to the value of the Merging Fund’s net assets, the Surviving Fund’s assumption of all the liabilities of the Merging Fund, the distribution of Surviving Fund shares to the shareholders of the Merging Fund and the dissolution of the Merging Fund. Unless you take action before the Reorganization Date (see “Prior to the Reorganization Date” and “After the Reorganization Date” below), on the Reorganization Date, any accumulation unit value you have allocated to the Merging Fund will be transferred to the Surviving Fund.

Prior to the Reorganization Date.  With the exception listed below, for forty-five (45) days before the Reorganization Date, if you have allocations to the Merging Fund, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the accumulation unit value of the Investment Division for the Merging Fund as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Merging Fund to other investment options that we currently offer.

Until the Reorganization Date, we will continue to process automatic transactions (such as dollar cost averaging and automatic asset rebalancing) involving the Merging Fund, unless you provide us with alternate allocation instructions.

As a result of the Reorganization, beginning on or about April 26, 2019, the Merging Fund will no longer accept purchases of shares or exchanges (including any purchases or exchanges relating to automatic transactions).

On the Reorganization Date.  Policyowners who were shareholders of the Merging Fund will become shareholders of the Surviving Fund and receive Class I shares of the Surviving Fund. All policyowners affected by the Reorganization will receive written confirmation of the transaction. The transfer of all the assets of the Merging Fund to the Surviving Fund in exchange for shares of the Surviving Fund will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your Accumulation Value immediately prior to the Reorganization Date will be equal to your Accumulation Value immediately after the Reorganization Date. You will not incur any fees or charges or any tax liability because of the Reorganization. There will also be no change to your policy’s death benefit as a result of the Reorganization.

After the Reorganization Date.  Immediately following the Reorganization Date, the Merging Fund will no longer be available as an investment option under the policies. All references in the Prospectuses to the Merging Fund will be changed to the Surviving Fund as of the Reorganization Date. In addition, for the sixty (60) days following the Reorganization Date, you may transfer all or a portion of your accumulation unit value out of the Investment Division for the Surviving Fund to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfers will be based on the accumulation unit value of the Investment Division for the Surviving Fund as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Surviving Fund to other investment options that we currently offer.

We will also continue to process automatic transactions (such as dollar cost averaging and automatic asset rebalancing) after the Reorganization Date, except that allocations previously processed to or from the Merging fund will be processed to or from the Surviving Fund.

A complete list of the Investment Options that are available under your policy is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by calling 1 (888) 695-4748 or by contacting your registered representative.

More information about the Surviving Fund and the merger, including the terms of the Plan and the factors the Board of Trustees considered in deciding to approve the Plan will be sent to shareholders of the Merging Fund in an Information Statement and will be available on Neuberger Berman’s website at www.nb.com and on the EDGAR database on the SEC’s Internet site at: http://www.sec.gov on or about February 15, 2019.

III.	MainStay VP Mellon Natural Resources Portfolio Subadviser Name Change

Effective January 2, 2019, the subadviser for the MainStay VP Mellon Natural Resources Portfolio changed its name from BNY Mellon Asset Management North America Corporation to Mellon Investments Corporation.

IV.	CorpExec VUL II-V only - Amendments to the “Policy Payment Information” section

The first paragraph of the “Policy Payment Information—Policy Proceeds” section of the CorpExec VUL II-V Prospectus shall be replaced in its entirety by the following:

We will pay proceeds to your Beneficiary in one sum when We receive satisfactory proof that the Insured died while the policy is in effect. These proceeds will equal:

1)	the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death;
plus 2)	any additional death benefits available under the term riders you have chosen;
less 3)	any outstanding loans (including any accrued loan interest as of the date of death) on the policy;
less 4)	any outstanding policy charges;
plus 5)

any interest on these proceeds compounded each year from the date We receive due proof in Good Order that the Insured died while the policy is in effect until the date We pay the proceeds or the date when the payment option you have chosen becomes effective. We set the interest rate each year. This rate will be 3% per year, and will not be less than that required by law.

The second paragraph of the “Policy Payment Information—When We Pay Policy Proceeds” section of the CorpExec VUL II-V Prospectus shall be replaced in its entirety by the following:

We will pay interest on the Policy Proceeds compounded each year from the date we receive due proof in Good Order that the Insured died while the policy is in effect until the date We pay the proceeds or the date when the payment option you have chosen becomes effective. We set the interest rate each year. This rate will be at least 3% per year, and will not be less than that required by law.

The second paragraph of the “Policy Payment Information—When We Pay Policy Proceeds—Payment Options” section of the CorpExec VUL II-V Prospectus shall be replaced in its entirety by the following:

Any Policy Proceeds paid in one sum will be paid in cash and bear interest compounded each year from the date we receive due proof in Good Order that the Insured died while the policy is in effect to the date of payment.

The first paragraph of the “Policy Payment Information—Life Insurance Benefit Options” section of the CorpExec VUL II-V Prospectus shall be replaced in its entirety by the following:

Policy Proceeds are payable under the policy to the named Beneficiary when the Insured dies. Upon receiving due proof of death at our Service Office in Good Order, We will pay the Beneficiary the Life Insurance Benefit determined as of the date we receive due proof of death in Good Order as part of the Policy Proceeds. All or part of the Policy Proceeds can be paid in cash or applied under one or more of Our payment options described under ‘Policy Payment Information—When We Pay Policy Proceeds—Payment Options.’

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010